Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income (loss)
Equity method investees - share of OCI, Pretax			€ 22,705
Equity method investees - share of OCI, net			22,705
FVOCI equity investments, pretax	€ (15,586)	€ 18,046	2,883
FVOCI equity investments, tax	(98)	(209)	(231)
FVOCI equity investments, net	(15,684)	17,837	2,652
Actuarial gains (losses) on defined benefit pension plans, Pretax	15,990	(58,455)	318,595
Actuarial gain (loss) on defined benefit pension plans, Tax effect	(2,843)	16,405	(94,062)
Actuarial gain (loss) on defined benefit pension plans, Net	13,147	(42,050)	224,533
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	727,473	(607,873)	826,847
Foreign currency translation adjustment, net of reclassification adjustments resulting from deconsolidation, Net	727,473	(607,873)	826,847
FVOCI debt securities, pretax	(857)	7,299	(44,996)
FVOCI debt securities, tax	271	(1,321)	8,050
FVOCI debt securities, net	(586)	5,978	(36,946)
Changes in fair value of cash flow hedges during the period, Pretax	(7,159)	2,787	12,036
Changes in fair value of cash flow hedges during the period, Tax effect	783	(1,031)	(3,045)
Changes in fair value of cash flow hedges during the period, Net	(6,376)	1,756	8,991
Cost of hedging, Pretax	(895)	(3,547)	(3,379)
Cost of hedging, Tax effect	39	1,132	887
Cost of hedging, Net	(856)	(2,415)	(2,492)
Reclassification adjustments, pretax	(2,718)	(4,718)	3,756
Reclassification adjustments, Tax effect	1,502	1,474	(1,044)
Reclassification adjustments, Net	(1,216)	(3,244)	2,712
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	(10,772)	(5,478)	12,413
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	2,324	1,575	(3,202)
Total other comprehensive income (loss) relating to cash flow hedges, Net	(8,448)	(3,903)	9,211
Other comprehensive income (loss), Pretax	716,248	(646,461)	1,138,447
Other comprehensive income (loss), Tax effect	(346)	16,450	(89,445)
Other comprehensive income (loss), net of tax	€ 715,902	€ (630,011)	€ 1,049,002